Share Capital - Schedule of Share Capital (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Share Capital [Line Items]
Amount of shares issued	[1]	$ 160	$ 160
United States of America, Dollars
Schedule of Share Capital [Line Items]
Amount of shares issued		160	160
United States of America, Dollars | Class A ordinary shares [Member]
Schedule of Share Capital [Line Items]
Amount of shares issued		130	130
United States of America, Dollars | Class B ordinary shares [Member]
Schedule of Share Capital [Line Items]
Amount of shares issued		$ 30	$ 30
Ordinary shares [member]
Schedule of Share Capital [Line Items]
Number of shares issued and fully paid		16,000,000	16,000,000
Ordinary shares [member] | Class A ordinary shares [Member]
Schedule of Share Capital [Line Items]
Number of shares issued and fully paid		13,000,000	13,000,000
Ordinary shares [member] | Class B ordinary shares [Member]
Schedule of Share Capital [Line Items]
Number of shares issued and fully paid		3,000,000	3,000,000

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.